Consolidated Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2011
Consolidated Summary of Investments - Other Than Investments in Related Parties [Abstract]
Consolidated Summary of Investments - Other Than Investments in Related Parties

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$630	$630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086

Total fixed maturity securities, available-for-sale	$27,477	$29,201	$29,201

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$6	$6
Nonredeemable preferred stocks	13	14	14

Total equity securities, available-for-sale	$19	$20	$20

Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748	[1]
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125

Total investments	$36,007		$37,668

[1]

Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.